Accounting Policies (Details) - Schedule of New Accounting Standards and Amendments to Standards	12 Months Ended
Dec. 31, 2023
IFRS 17 [Member]
Accounting Policies (Details) - Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Insurance contracts
Effective date	Jan. 01, 2023
IAS 1 [Member]
Accounting Policies (Details) - Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IAS 1 – Presentation of financial statements and IFRS practice statement 2: Disclosure of accounting policies
Effective date	Jan. 01, 2023
IAS 8 [Member]
Accounting Policies (Details) - Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IAS 8 – Accounting policies, changes in accounting estimates and errors: Definition of accounting estimates
Effective date	Jan. 01, 2023
IAS 12 [Member]
Accounting Policies (Details) - Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IAS 12: Income Taxes: Deferred tax related to assets and liabilities arising from a single transaction
Effective date	Jan. 01, 2023
IFRS 16 [Member]
Accounting Policies (Details) - Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IFRS 16 – Leases: Liability in a sale and leaseback
Effective date	Jan. 01, 2024
IAS 1 one [Member]
Accounting Policies (Details) - Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IAS 1: Presentation of financial statements: Classification of liabilities as current or non-current
Effective date	Jan. 01, 2024
IAS 1 Two [Member]
Accounting Policies (Details) - Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IAS 1: Presentation of financial statements: Non-current liabilities with covenants
Effective date	Jan. 01, 2024
IFRS 7 & IAS 7 [Member]
Accounting Policies (Details) - Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Supplier finance arrangements
Effective date	Jan. 01, 2024
IFRS 18 [Member]
Accounting Policies (Details) - Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Presentation and Disclosure in Financial Statements
Effective date	Jan. 01, 2027